TAXES ON EARNINGS (Tables)	12 Months Ended
Sep. 27, 2019
Income Tax Disclosure [Abstract]
Summary of Valuation Allowance [Table Text Block]	Changes in the Company's valuation allowance for deferred tax assets were as follows:

	Fiscal Years
(In millions)	2019	2018	2017
Valuation allowance balance–beginning of fiscal year	$4.0	$4.3	$2.5
Increases resulting from business combinations	12.0	—	—
Other increases	2.8	2.2	2.5
Other decreases	—	(2.5)	(0.7)
Valuation allowance balance—end of fiscal year	$18.8	$4.0	$4.3

Schedule of Components of Income Tax Expense (Benefit)
Taxes on earnings were as follows:

	Fiscal Years
(In millions)	2019	2018	2017
Current provision:
Federal	$9.2	$(2.1)	$24.8
State and local	1.3	(0.3)	1.6
Foreign	6.8	7.5	5.3
Total current	17.3	5.1	31.7
Deferred provision (benefit):
Federal	(10.0)	(7.0)	(7.0)
State and local	(1.6)	0.7	(1.0)
Foreign	—	(1.4)	(0.9)
Total deferred	(11.6)	(7.7)	(8.9)
Taxes on earnings	$5.7	$(2.6)	$22.8

Schedule of Income before Income Tax, Domestic and Foreign	Earnings before taxes are generated from the following geographic areas:

	Fiscal Years
(In millions)	2019	2018	2017
United States	$5.9	$3.7	$55.5
Foreign	15.6	22.0	19.3
Earnings before taxes	$21.5	$25.7	$74.8

Schedule of Effective Income Tax Rate Reconciliation
The effective tax rate differs from the U.S. federal statutory tax rate as a result of the following:

	Fiscal Years
	2019	2018	2017
Federal statutory income tax rate	21.0%	24.5%	35.0%
State and local taxes, net of federal tax benefit	(0.9)%	1.1%	1.3%
Revaluation of deferred tax liabilities for US statutory change	—%	(41.8)%	—%
Mandatory repatriation tax on foreign earnings	1.9%	13.0%	—%
Domestic production activities deduction	—%	(0.8)%	(2.4)%
Research and development credit	(10.2)%	(11.1)%	(2.6)%
Prior year deferred tax adjustments	4.7%	1.9%	(4.0)%
Foreign Rate Difference	6%	0.8%	—%
Change in valuation allowance	11.2%	(1.9)%	3.8%
US Tax Reform - International Provisions	(4.7)%	—%	—%
Other	(2.5)%	4.2%	(0.6)%
Effective tax rate	26.5%	(10.1)%	30.5%

Schedule of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities are as follows:

(In millions)	September 27, 2019	September 28, 2018
Deferred Tax Assets:
Inventory adjustments	$5.6	$4.2
Share-based compensation	3.1	0.8
Product warranty	1.6	1.4
Deferred compensation	1.1	0.9
Net operating loss carryforwards	24.3	3.3
Accrued vacation	1.0	1.3
Credit carryforwards	1.9	1.8
Other	7.5	4.7
	46.1	18.4
Valuation allowance	(18.8)	(4.0)
Total deferred tax assets	27.3	14.4
Deferred Tax Liabilities:
Acquired intangibles	(19.3)	(15.2)
Property, plant and equipment	(10.6)	(14.3)
Investments in privately held companies	(3.3)	(4.1)
Other	(2.3)	(4.0)
Total deferred tax liabilities	(35.5)	(37.6)
Net deferred tax liabilities	$(8.2)	$(23.2)
Reported As:
Deferred tax assets	$27.3	$14.4
Deferred tax liabilities	(35.5)	(37.6)
Net deferred tax liabilities	$(8.2)	$(23.2)

Schedule of Unrecognized Tax Benefits Roll Forward
Changes in the Company’s unrecognized tax benefits were as follows:

	Fiscal Years
(In millions)	2019	2018
Unrecognized tax benefits balance–beginning of fiscal year	$0.6	$0.5
Subtractions based on tax positions related to a prior year	(0.2)	—
Additions based on tax positions related to the current year	0.2	0.1
Unrecognized tax benefits balance—end of fiscal year	$0.6	$0.6